SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING VT FUNDS
For the Allspring VT Discovery All Cap Growth Fund
Allspring VT Discovery SMID Cap Growth Fund
Allspring VT Small Cap Growth Fund
(each a “Fund”, together the “Funds”)

I. VT Discovery All Cap Growth Fund and VT Discovery SMID Cap Growth Fund Portfolio Management Changes

Effective immediately, Robert Gruendyke, CFA is added as a portfolio manager to each Fund.

Prospectus. Effective immediately, in the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Gruendyke, CFA, Portfolio Manager/2024 Michael T. Smith, CFA, Portfolio Manager/2011 Christopher J. Warner, CFA, Portfolio Manager/2012

Effective immediately, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Robert Gruendyke, CFA VT Discovery All Cap Growth Fund VT Discovery SMID Cap Growth Fund VT Small Cap Growth Fund	Mr. Gruendyke joined Allspring Investments or one of its predecessor firms in 2008, where he currently serves as a portfolio manager for the Dynamic Growth Equity team.

Statement of Additional Information. Effective immediately, in the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Portfolio Managers table is amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
VT Discovery All Cap Growth Fund	Allspring Investments	Robert Gruendyke, CFA Michael T. Smith, CFA Christopher J. Warner, CFA
VT Discovery SMID Cap Growth Fund	Allspring Investments	Robert Gruendyke, CFA Michael T. Smith, CFA Christopher J. Warner, CFA

II. VT Small Cap Growth Fund Portfolio Management Changes

Thomas C. Ognar, CFA has announced his intention to retire from Allspring Global Investments, LLC in August 2025. He will continue to serve as portfolio manager of the Fund until July 26, 2024. After that date, all references to Thomas C. Ognar, CFA in the Fund’s prospectuses and statement of additional information are hereby removed.

Effective immediately, Michael T. Smith, CFA and Christopher J. Warner, CFA are each added as a portfolio manager to the Fund.

Prospectus. Effective immediately, in the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC

Robert Gruendyke, CFA, Portfolio Manager / 2020
David Nazaret, CFA, Portfolio Manager / 2020
Thomas C. Ognar, CFA[1], Portfolio Manager / 2011
Michael T. Smith, CFA, Portfolio Manager / 2024
Christopher J. Warner, Portfolio Manager / 2024

1.	Thomas C. Ognar, CFA has announced his intention to retire from Allspring Global Investments, LLC in August 2025. He will continue to serve as a portfolio manager of the Fund until July 26, 2024. After July 26, 2024, all references to Thomas C. Ognar, CFA in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Effective immediately, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Michael T. Smith, CFA VT Discovery All Cap Growth Fund VT Discovery SMID Cap Growth Fund VT Small Cap Growth Fund	Mr. Smith joined Allspring Investments or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Senior Portfolio Manager for the Discovery Growth Equity team.
Christopher J. Warner, CFA VT Discovery All Cap Growth Fund VT Discovery SMID Cap Growth Fund VT Small Cap Growth Fund	Mr. Warner joined Allspring Investments or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Discovery Growth Equity team.

Statement of Additional Information. Effective immediately, in the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Portfolio Managers table is amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
VT Small Cap Growth Fund	Allspring Investments	Robert Gruendyke, CFA David Nazaret, CFA Thomas C. Ognar, CFA Michael T. Smith, CFA Christopher J. Warner, CFA

May 31, 2024	SUP0578 05-24